SHAREHOLDERS’ NOTES PAYABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
SHAREHOLDERS’ NOTES PAYABLE

NOTE G – SHAREHOLDERS’ NOTES PAYABLE

During 2021, the Company borrowed an aggregate of $74,000 from several stockholders pursuant to note agreements bearing interest at 8% per annum and maturing December 31, 2022. The Company has informally extended the maturity date to December 31, 2025 under the same terms. $49,000 remained outstanding at both March 31, 2025 and December 31, 2024. Interest expense amounted to $960 for both the quarters ended March 31, 2025 and 2024. The accrued interest payable at March 31, 2025 and December 31, 2024 was $16,399 and $15,439, respectively.

NOTE G – SHAREHOLDERS’ NOTES PAYABLE

During 2021, the Company borrowed an aggregate of $74,000 from several stockholders pursuant to note agreements bearing interest at 8% per annum and maturing December 31, 2022. The Company has informally extended the maturity date to December 31, 2025 under the same terms. During the year ended December 31, 2022, one of the noteholders exercised outstanding warrants with an aggregate exercise price of $25,000 through the offset of the note payable due to them from the Company, such that $49,000 remained outstanding at December 31, 2024 and December 31, 2023. Interest expense amounted to $3,840 for both the years ended December 31, 2024 and 2023. The accrued interest payable at December 31, 2024 and December 31, 2023 was $15,439 and $11,599, respectively.